Other Information	6 Months Ended
Jun. 30, 2015
Text Block [Abstract]
Other Information

NOTE 16 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Interest	$3.0	$4.3	$24.9	$26.0
Income taxes (net of refunds)	$1.9	$1.7	$3.2	$1.7

Non-U.S. cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including cash balances at non-U.S. subsidiaries, at June 30, 2015 and December 31, 2014, were uninsured. Holdings’ non-U.S. subsidiaries had cash balances of $6.8 million and $9.5 million at June 30, 2015 and December 31, 2014, respectively. During the six months ended June 30, 2015 and 2014, Holdings’ Spanish subsidiary distributed cash dividends of $2.4 million and $3.8 million, respectively, to its U.S. parent company. During the six months ended June 30, 2014, one of Holdings’ Mexican subsidiaries distributed cash dividends of $1.8 million to its U.S. parent company.

Income tax matters

During the three months ended June 30, 2015, Holdings recorded income tax expense of $15.5 million, or a negative 484.4% effective tax rate, on a pre-tax loss from continuing operations of $3.2 million. The effective tax rate differs from the U.S. federal statutory rate principally due to an increase in the valuation allowance on certain deferred tax assets in the U.S. recorded during the quarter, in addition to the provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and withholding taxes on a dividend from Holdings’ Spanish subsidiary. During the six months ended June 30, 2015, Holdings recorded income tax expense of $12.1 million, or a negative 77.6% effective tax rate, on a pre-tax loss from continuing operations of $15.6 million. The effective tax rate differs from the U.S. federal statutory rate principally due to valuation allowances recorded on certain deferred tax assets in the U.S.as well as non-U.S. jurisdictions, provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and withholding taxes on a dividend distribution from Holdings’ Spanish subsidiary.

During the three months ended June 30, 2014, Holdings recorded an income tax benefit of $16.7 million, or a 37.9% effective tax rate, on a pre-tax loss from continuing operations of $44.1 million. The effective tax rate differs from the U.S. federal statutory rate principally due to state income taxes, non-U.S. tax rate differences and an adjustment from the resolution of transfer price assessments at one of Holdings’ Chinese subsidiaries between the U.S. and China tax authorities, partially offset by the provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and valuation allowances against certain deferred tax assets. During the six months ended June 30, 2014, Holdings recorded an income tax benefit of $20.4 million, or a 33.3% effective tax rate, on a pre-tax loss from continuing operations of $61.2 million. The effective tax rate differs from the U.S. federal statutory rate principally due to valuation allowances against certain deferred tax assets, provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and withholding taxes on a dividend distribution from Holdings’ Spanish subsidiary, partially offset by state income taxes, non-U.S. tax rate differences and an adjustment from the resolution of transfer price assessments at one of Holdings’ Chinese subsidiaries between the U.S. and China tax authorities.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. For the six months ended June 30, 2015, sales to three customers, General Motors Company (“GM”), Advance Stores Company, Inc. (“Advance”), and AutoZone, Inc. (“AutoZone”) accounted for 18.6%, 12.2%, and 11.1% of total net sales, respectively. For the six months ended June 30, 2014, sales to two customers, GM and AutoZone, accounted for 18.4% and 15.7%, respectively, of total net sales. No other customer accounted for more than 10% of total net sales for the six months ended June 30, 2015 and 2014. At June 30, 2015 and December 31, 2014, the receivable balances from GM were $21.6 million and $20.1 million, respectively. At June 30, 2015 and December 31, 2014, the receivable balances from AutoZone were $32.4 million and $49.4 million, respectively. At June 30, 2015 and December 31, 2014, the receivable balances from Advance were $15.2 million and $7.9 million, respectively.

Capital stock

At both June 30, 2015 and December 31, 2014, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.